Summary of Significant Accounting Policies (Details 2)	1 Months Ended
	May. 31, 2015 shares	Apr. 30, 2015
Conversion of stock
Common stock split ratio		0.144927536
Conversion of redeemable convertible preferred stock into common stock | Redeemable Convertible Preferred Stock
Conversion of stock
Number of shares of common stock into which convertible preferred stock was converted	12,591,456